Shareholder Report, Average Annual Return (Details)	1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended	60 Months Ended	64 Months Ended	90 Months Ended	104 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000133119
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Genomic Revolution ETF
C000133120
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Autonomous Technology & Robotics ETF
C000133121
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
C000133122
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Next Generation Technology ETF
C000209702
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Blockchain & Fintech Innovation ETF
C000226276
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Space & Defense Innovation ETF
C000164426
Average Annual Return [Line Items]
Line Graph and Table Measure Name					The 3D Printing ETF
C000164427
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Israel Innovative Technology ETF
C000264062
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK DIET Q1 Buffer ETF
C000264063
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK DIET Q2 Buffer ETF
C000264064
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK DIET Q3 Buffer ETF
C000264065
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK DIET Q4 Buffer ETF
Without Sales Load [Member] | C000133119
Average Annual Return [Line Items]
Average Annual Return, Percent					61.72%	(14.38%)				8.33%
Without Sales Load [Member] | C000133120
Average Annual Return [Line Items]
Average Annual Return, Percent					18.73%	7.45%				19.42%
Without Sales Load [Member] | C000133121
Average Annual Return [Line Items]
Average Annual Return, Percent					(5.38%)	(9.75%)				14.02%
Without Sales Load [Member] | C000133122
Average Annual Return [Line Items]
Average Annual Return, Percent					(12.18%)	(0.63%)				21.32%
Without Sales Load [Member] | C000209702
Average Annual Return [Line Items]
Average Annual Return, Percent					(25.92%)	(4.74%)		9.83%
Without Sales Load [Member] | C000226276
Average Annual Return [Line Items]
Average Annual Return, Percent					17.20%	8.51%	8.31%
Without Sales Load [Member] | C000164426
Average Annual Return [Line Items]
Average Annual Return, Percent					11.44%	(8.61%)				2.24%
Without Sales Load [Member] | C000164427
Average Annual Return [Line Items]
Average Annual Return, Percent					10.14%	0.13%			5.61%
Without Sales Load [Member] | C000264062
Average Annual Return [Line Items]
Average Annual Return, Percent			(4.42%)
Without Sales Load [Member] | C000264063
Average Annual Return [Line Items]
Average Annual Return, Percent		3.00%
Without Sales Load [Member] | C000264064
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.45%)
Without Sales Load [Member] | C000264065
Average Annual Return [Line Items]
Average Annual Return, Percent				(8.86%)
Nasdaq Healthcare Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq Healthcare Index
Average Annual Return, Percent					27.00%	(0.60%)				6.23%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%				12.73%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%				12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%				15.08%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%		14.08%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%	12.43%
Total 3D-Printing Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Total 3D-Printing Index
Average Annual Return, Percent					12.20%	(8.29%)				2.83%
ARK Israeli Innovation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Israeli Innovation Index
Average Annual Return, Percent					12.59%	1.20%			6.81%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent			10.26%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent		14.34%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent	0.51%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent				13.69%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%				12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%				15.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%				15.08%
Nasdaq Industrials Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Nasdaq Industrials Index
Average Annual Return, Percent					4.58%	3.31%				11.34%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%				15.08%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%				12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%		16.35%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%	14.32%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%				12.73%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%				15.08%
MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Average Annual Return, Percent					20.41%	11.19%			12.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent					19.56%	12.86%			14.64%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent			10.14%
ARK Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
Average Annual Return, Percent			(7.54%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent		15.13%
ARK Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
Average Annual Return, Percent		5.33%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent	(0.06%)
ARK Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
Average Annual Return, Percent	(11.82%)
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Average Annual Return, Percent				13.06%
ARK Innovation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ARK Innovation ETF
Average Annual Return, Percent				(17.21%)